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[logo] PIONEER Investments(R)

                                                                 April 26, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Pioneer Series Trust VIII (the "Trust")
    (File Nos. 33-53746 and 811-07318)
    CIK No. 0000893660

Ladies and Gentlemen:

   On behalf of Pioneer International Value Fund (the "Fund"), a series of the Trust, a Delaware statutory trust, and pursuant to Rule 497 (c) under the Securities Act of 1933 Act, as amended, we are filing today via EDGAR exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the updated risk/return summary information in the prospectus for the Fund dated April 1, 2012, as filed under Rule 497(c) on April 4, 2012 (SEC accession mumber 0000921023-12-000012).

   If you have any questions or comments relating to the filing, please contact me at 96170 4695.

                                                  Very truluy yours,

                                                  /s/ Thomas Reyes
                                                  Thomas Reyes
                                                  Assistant Secretary

cc:Jeremy B. Kantrowitz, Esq.
   Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109-1820

"Member of the UniCredit S.p.A. banking group"

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                           PIONEER SERIES TRUST VIII

                                 EXHIBIT INDEX

 Exhibits for Item 28 of Form N-1A

 INDEX NUMBER DESCRIPTION OF INDEX

 EX-101.INS   XBRL Instance Document

 EX-101.SCH   XBRL Taxonomy Extension Schema Document

 EX-101.CAL   XBRL Taxonomy Extension Calculation Document

 EX-101.DEF   XBRL Taxonomy Extension Definition Document

 EX-101.LAB   XBRL Taxonomy Extension Labels Linkbase

 EX-101.PRE   XBRL Taxonomy Extension Presentation Linkbase